DERIVATIVE FINANCIAL INSTRUMENTS - Balance Sheet Location (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Derivatives, Fair Value [Line Items]
Derivative asset, current	$ 1,997	$ 1,002
Derivative liability, current	2,971	1,962
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative liability, current	2,814	1,383
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	1,997	1,002
Derivative liability, current	2,971	1,962
Prepaid expenses and other current assets | Foreign currency forward exchange contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	328	514
Prepaid expenses and other current assets | Foreign currency forward exchange contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	1,669	488
Accrued liabilities | Foreign currency forward exchange contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative liability, current	0	461
Accrued liabilities | Foreign currency forward exchange contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative liability, current	157	579
Accrued liabilities | Foreign currency option contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative liability, current	$ 2,814	$ 922